COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2018	Mar. 31, 2018
Operating Leased Assets [Line Items]
Bank guarantees	$ 72,842	$ 43,914			$ 29,100
Bank guarantee	941
Down payment receivables				$ 29,100
Income from OCS grants	1,174	1,548	$ 2,536
Damages sought by plaintiff	75,000
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	4,979	4,675	4,235
Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 862	$ 814	$ 735